Pension and Other Employee Benefit Plans (Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2021	Mar. 31, 2020
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	[1]	¥ 49,110	¥ 63,619
Fair value of plan assets		24,050	32,966
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations		49,110	63,619
Fair value of plan assets		¥ 24,050	¥ 32,966

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.